Debt	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Debt
13.	Debt
	Interest rate	Maturity	Principal	December 31, 2019	December 31, 2018
Syndicated Credit Agreement (a)
Syndicated facility	Prime + 2.5%	Aug 27, 2021	84,000	82,910	—
Operating facility	Prime + 2.5%	Aug 27, 2021	6,000	—	—
Credit Facilities (b)
Facility 1, 3 & 4	Prime + 2.75%	Aug 16, 2020	5,000	—	32,159
Facility 5 & 7	Prime + 2.25%	Aug 16, 2020	43,500	—	—
Term Debt Facility (c)
First tranche	9.75%	Jul 27, 2023	115,000	95,003	—
Credit Agreement (d)	9.00%	May 15, 2019	30,000	—	—
Loan Agreement (e)	9.50%	Sep 30, 2019	10,000	—	7,000
Note Agreement (f)		Feb 22, 2019	7,000	—	8,546
Promissory Note (g)	1.0% per month	Mar 25, 2019	6,931	—	6,931
				177,913	54,636

Current portion				177,913	22,477
Long term				—	32,159
(a)	Syndicated Credit Agreement
December 31, 2019
Principal value of debt	84,000
Transaction costs	(1,313)
Accretion	223
82,910

On August 29, 2019, the Company entered into a Syndicated Credit Agreement with an initial $90.0 million of secured debt facilities comprised of a $84.0 million senior secured term credit facility and a $6.0 million senior secured revolving operating facility (“Syndicated Credit Agreement”). Under the terms of the agreement, the Company has the right to obtain an additional facility, on a project by project basis, from existing or additional lenders, up to a maximum of $50.0 million subject to the consent of the lenders and satisfaction of certain other conditions.

Principal will be repaid in quarterly payments, beginning at the end of the Company’s first fiscal quarter following the covenant conversion date of March 31, 2020, amortized over a 10-year period, with the balance of all borrowings outstanding being due and payable in full on August 27, 2021. Interest will be incurred at either (i) prime plus a margin between 1.25% to 2.5% or (ii) the one-month bankers acceptance rate plus 1%, plus a margin between 2.75% to 4.00%. The margin level is determined based on the Company’s senior funded debt to EBITDA ratio. Interest on prime loans accrues daily and is payable monthly on the last business day of each month. The Syndicated Credit Agreement is secured by a general security agreement over all present and after acquired personal property and a first floating charge over all other present and after acquired property in Alberta, British Columbia and other Canadian jurisdictions, subject to permitted encumbrances.

As at December 31, 2019, the Company was required to maintain a cash balance of $10.0 million in accordance with the financial covenants contained in the Syndicated Credit Agreement, which has been classified as restricted cash on the statement of financial position. The Company has also classified funds held in trust in support of letters of credit of $5.3 million as restricted cash.

The Syndicated Credit Agreement contained an interest coverage ratio to be maintained as at the end of the quarter ended September 30, 2019, which was subsequently removed from the agreement.

At December 31, 2019, the Syndicated Credit Agreement, as written, contained certain financial covenants to maintain:

(i)	An available cash balance to March 31, 2020;
(ii)	A certain interest coverage ratio as at December 31, 2019;
(iii)	A certain senior funded debt to EBITDA ratio as at March 31, 2020 and as at the end of every fiscal quarter thereafter; and
(iv)	A fixed charge coverage ratio at March 31, 2020 and as at the end of every fiscal quarter thereafter.

At December 31, 2019, the Company was not in compliance with the interest coverage ratio covenant under its Syndicated Credit Agreement, which caused a cross-acceleration under its Term Debt Facility. As a result, as at December 31, 2019, the full principal amount of the Syndicated Credit Agreement and the Term Debt Facility was classified as a current liability on the Company’s statement of financial position.

Subsequent to December 31, 2019, the Company has obtained a waiver under the Syndicated Credit Agreement for the December 31, 2019 interest coverage ratio covenant breach and a waiver for any breaches of the Term Debt Facility. Under the terms of the waivers, the Company has agreed that on or before April 15, 2020 it will (i) enter into a definitive purchase agreement related to the sale of Bridge Farm and (ii) enter into term sheets with each of the respective lenders under the Syndicated Credit Agreement and Term Debt Facility that sets out a financing strategy for the Company. In addition, the requirement to maintain an interest reserve cash balance of $10.0 million was removed. The $10.0 million was applied as a permanent reduction to amounts outstanding under the Syndicated Credit Agreement on March 30, 2020. The Term Debt Facility lenders have also agreed to defer a minimum of $1.2 million of the $2.8 million interest payment due April 1, 2020 to April 20, 2020.

In addition, we anticipate that we will not be in compliance with the covenants under our Syndicated Credit Agreement (and, thus, our Term Debt Facility) as of March 31, 2020. Under the terms of our debt documents, we have until May 15, 2020 to deliver our financial results for the three months ended March 31, 2020 and associated compliance certification, and if we do not obtain a waiver of covenant compliance or similar relief before then, we will be in default under such agreements. We are in active dialogue with our lenders and have been able to obtain similar waivers in the past; however, there is no guarantee that we will be able to do so in the future.

(b)	Credit Facilities

As at December 31, 2018, the Credit Facilities were comprised of the following:

•	Facility 1 – $29.5 million non-revolving development term out facility
•	Facility 3 – $5.0 million term out facility
•	Facility 4 – $14.0 million term out facility

As per the December 19, 2018 amended and restated commitment letter (the “Commitment Letter”), on June 1, 2019, Facilities 1 and 4 were refinanced through Facilities 5 and 7, while Facility 3 remained in place. The new Facilities can be summarized as follows:

•	Facility 3 – $5.0 million term out facility
•	Facility 5 – $29.5 million non-revolving development term out facility
o	To be used solely for the purpose of refinancing Facility 1
•	Facility 7 – $14.0 million term out facility
o	To be used solely for the purpose of refinancing Facility 4
o	Available subject to revenue being generated from two of the three pods in cluster 1

Following the advances of Facilities 5 and 7, interest was to be incurred at prime plus 2.25%. Interest (on Facilities 3, 5 and 7) and principal (on Facilities 5 and 7 only) were to be paid in quarterly payments at the end of the Company’s first fiscal quarter following such advance, amortized over a 5-year period, with the balance of all borrowings outstanding being due and payable in full on August 16, 2020. The facilities under the Commitment Letter were secured by a general security agreement over all present and after acquired personal property and a floating charge on all lands, subject to permitted encumbrances.

The Company was subject to two financial covenants under these facilities as follows:

(i)

The Company had to maintain a Working Capital Ratio (current assets divided by current liabilities, net of Authorized Subordinated Debt) of at least 1.15 to 1.00 until April 1, 2019 and 1.25 to1.00 on or after April 1, 2019; and

(ii)	Beginning with the first full quarter following June 1, 2019, the Company had to maintain a fixed charge coverage ratio of at least 1.50 to 1.00.

On August 29, 2019, the Credit Facilities of $49.0 million plus accrued interest were repaid in full using a portion of the proceeds from the Syndicated Credit Agreement described in section (a) above and are no longer available to the Company.

(c)	Term Debt Facility
December 31, 2019
Principal value of debt	115,000
Transaction costs	(9,461)
Accretion	3,397
Fair value assigned to warrants, at issuance	(13,933)
95,003

On June 27, 2019, the Company entered into a secured credit agreement (the “Term Debt Facility”) through SGI Partnership, a newly formed wholly owned subsidiary of the Company. The Term Debt Facility is secured on a second-priority basis over all assets of the Company except for the acquired Bridge Farm assets (note 5a), which are secured on a first priority basis. The Term Debt Facility consists of two tranches totalling $159.6 million, less (i) a 6% original issue discount and (ii) upfront fees totalling up to approximately $2.4 million. The first tranche of $115.0 million, less the original issue discount and upfront fees, was advanced on June 27, 2019 to fund the acquisition of Bridge Farm described in note 5(a). The second tranche was not advanced, and the deadline to advance it has passed. Amounts advanced under the Term Debt Facility bear interest at a rate of 9.75% per annum. Principal will be repaid in quarterly payments beginning June 30, 2020 with the first instalment based on 5% of the principal outstanding and subsequent quarters based on 1.25% of principal outstanding, with the balance of all borrowings outstanding being due and payable in full on July 27, 2023.

In connection with each tranche advanced, the lender is entitled to receive warrants exercisable upon the earlier of (i) the completion of an initial public offering, (ii) December 31, 2020, or (iii) a default or event of default under the Term Debt Facility or certain other specified events. The number of warrants issuable and the exercise price of such warrants issued was indexed to the Company’s share price determined at the date of the completion of an initial public offering. Prior to the completion of the initial public offering, the warrants were classified as a derivative liability measured at FVTPL. The fair value of the warrants was estimated based on the Black-Scholes option pricing model. The measurements for the warrants were categorized as Level 3 fair values based on the inputs to the valuation technique used.

In August 2019, upon completion of the initial public offering, 957,225 warrants with an exercise price of $21.63 and 1,495,665 warrants with an exercise price of $20.76 were issued. The Company recorded a fair value adjustment of $2.2 million to finance expense upon reclassification from a derivative liability to equity (note 19c).

The Company is subject to three financial covenants under this facility, so long as the principal amount owing under the Term Debt Facility is greater than $75 million, as follows:

(i)

The Company must maintain, at all times, 60% of the square footage of the existing facilities in the United Kingdom dedicated to plant production and inventory and shall achieve a minimum 20% gross margin for both the quarter ending December 31, 2019 and the March 31, 2020 on said plant business;

(ii)

The Company’s UK leverage ratio is defined as the ratio of outstanding amounts under the Term Debt Facility to annualized bank EBITDA related to its United Kingdom operations. The UK leverage ratio shall not exceed:

•

11.0 to 1.0, calculated at the end of each financial quarter for the four financial quarters then ended, commencing for the financial quarter ending June 30, 2020 and each financial quarter thereafter until and including March 31, 2021; and

•	9.0 to 1.0, calculated at the end of each financial quarter for the four financial quarters then ended, commencing for the financial quarter ending June 30, 2021 and each financial quarter thereafter.
(iii)

The Company’s consolidated leverage ratio is defined as the ratio of outstanding amounts under the Term Debt Facility to annualized bank EBITDA related to its consolidated operations. The consolidated leverage ratio shall not exceed:

•

6.0 to 1.00, calculated at the end of each financial quarter for the four financial quarters then ended, commencing for the financial quarter ending June 30, 2020 and each financial quarter thereafter until and including March 31, 2021; and

•	4.5 to 1:0, calculated at the end of each financial quarter for the four financial quarters then ended, commencing for the financial quarter ending June 30, 2021 and each financial quarter thereafter.

As at December 31, 2019, the Company was in compliance with all financial covenants under the Term Debt Facility. However, because, at December 31, 2019, the Company was not in compliance with the interest coverage ratio covenant under its Syndicated Credit Agreement, the full principal amount of the Syndicated Credit Agreement and the Term Debt Facility, which was cross-accelerated, was classified as a current liability on the Company’s statement of financial position.

Subsequent to December 31, 2019, the Company has obtained a waiver under the Syndicated Credit Agreement for the December 31, 2019 interest coverage ratio covenant breach and a waiver for any breaches of the Term Debt Facility. Under the terms of the waivers, the Company has agreed that on or before April 15, 2020 it will (i) enter into a definitive purchase agreement related to the sale of Bridge Farm and (ii) enter into term sheets with each of the respective lenders under the Syndicated Credit Agreement and Term Debt Facility that sets out a financing strategy for the Company. In addition, the requirement to maintain an interest reserve cash balance of $10.0 million was removed. The $10.0 million was applied as a permanent reduction to amounts outstanding under the Syndicated Credit Agreement on March 30, 2020. The Term Debt Facility lenders have also agreed to defer a minimum of $1.2 million of the $2.8 million interest payment due April 1, 2020 to April 20, 2020.

(d)	Credit Agreement

On February 22, 2019, the Company entered into a credit agreement with a Canadian financial institution to provide a $30 million non-revolving term-loan facility (the “Credit Agreement”). The Credit Agreement was secured by a second priority general security agreement over all present and after acquired personal property and a floating charge on all lands, subject to permitted encumbrances, as well as a first priority assignment of all net proceeds from certain future equity or debt offerings. Interest was accrued at 9.00% with principal and interest repayable on or before May 15, 2019 and later extended to May 22, 2019 where principal of $30 million plus accrued interest was repaid in full. The Credit Agreement is no longer available to the Company. The Credit Agreement was subject to various non-financial covenants, with which the Company was in compliance throughout the term of the Credit Agreement.

(e)	Loan Agreement

On April 10, 2019, the Company signed an agreement to amend the Loan Agreement by extending the maturity from May 31, 2019 to September 30, 2019. In addition, the Company secured an additional loan in the principal amount of $3.0 million for a total of $10.0 million. The new loan was subject to interest at a rate of 9.5% payable monthly with the principal amount due on September 30, 2019. The agreement required monthly confirmation that all financial covenants under the Commitment Letter described in note 13(b) have been met. On June 27, 2019 the $10 million plus accrued interest was repaid in full. The Loan Agreement is no longer available to the Company.

(f)	Note Agreement

On February 22, 2019, the Note Agreement was repaid in full using proceeds from the Credit Facilities described in note 13(b). The repayment consisted of $7.0 million in principal plus accumulated interest and an extension fee of $1.9 million. The Note Agreement is no longer available to the Company.

(g)	Promissory Note

The Promissory Note matured on March 25, 2019 but was extended in accordance with the terms of the agreement. The balance of $6.9 million outstanding included principal and interest which accrued from the date of extension at a rate of 1% per month and was repaid in full on June 5, 2019. The Promissory Note is no longer available to the Company.